Interest Income and Expense - Summary of Interest Income and Expense by Basis of Accounting Classification (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Apr. 30, 2020	Apr. 30, 2020
Analysis of income and expense [abstract]
Interest expense of lease liabilities	$ 38	$ 77